THE GCG TRUST

                                                     File No. 33-23512, 811-5629
                                                     Filed Under Rule 497(e)

                                   SUPPLEMENT

                              Dated March 5, 2002

              Supplement to the Statement of Additional Information
                              dated May 1, 2001 for
                                  The GCG Trust


YOU SHOULD KEEP THIS SUPPLEMENT WITH YOUR STATEMENT OF ADDITIONAL INFORMATION AND RETAIN IT FOR REFERENCE.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE GCG TRUST'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "PORTFOLIO TRANSACTIONS AND BROKERAGE -BROKERAGE AND RESEARCH SERVICES:"

The Manager may direct the Trust's portfolio managers to use their best efforts (subject to obtaining best execution of each transaction) to allocate up to 25% of a portfolio's equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will effect a recapture of a portion of the brokerage commissions (in the form of a credit to the portfolio) to pay certain expenses of that portfolio.